Fees Summary	Aug. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,586,000
Previously Paid Amount	0.00
Total Fee Amount	8,647.29
Total Offset Amount	0.00
Net Fee	8,647.29
Narrative - Max Aggregate Offering Price	$ 58,586,000
Final Prospectus	true